JANUARY AND MARCH 2012 FINANCING (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Debt Conversion, Converted Instrument, Shares Issued (in shares)		3,985,000
Entity's Volume Weighted Average Price	$ 1.73
Warrants Exercise Terms and Expiration Description	In the event that the Company's average daily volume weighted average price was at or above $0.75 during the Measuring Period, the Class B Warrants were to expire unexercised. The Announcement Date was the earlier of (1) the date on which the Company announces via press release the results of the pharmacokinetic study of its TNX-102 drug formulation; or (2) June 1, 2012. On April 5, 2012 the Company issued a press release announcing the results of the pharmacokinetic study of its TNX-102 drug formulation, which is defined as an Announcement Date for the purpose of the Class B Warrants. Based on the Company's average daily volume weighted average price, which was $1.73 per share, during the Measuring Period, the Class B Warrants expired unexercised.
Change in fair value of warrant liability	$ 1,177,026	$ 0	$ 1,177,026
Warrants Issued During Period To Purchase Common Stock	30,750
Percentage Of Shares Issuable Upon Excercise Of Warrants		33.00%
Warrants reclassified to equity upon expiry of reset provisions	3,938,946	0	3,938,946
Warrants Exercise Price (in dollars per share)	$ 1.00
Debt Instrument, Convertible, Beneficial Conversion Feature	710,000
Common Stock [Member]
Number Of Shares Included In One Stock Unit (in shares)	25,000
Warrant [Member]
Valuation Assumptions Issuance Date 1	Jan. 20, 2012
Valuation Assumptions Issuance Date 2	Mar. 01, 2012
Valuation Assumptions Expiration Date	Jun. 06, 2012
Additional Paid-In Capital [Member]
Warrants reclassified to equity upon expiry of reset provisions	3,938,946
Placement Agents [Member]
Financing Arrangements Expense	706,511
Warrants Exercise Price (in dollars per share)	$ 1.00
Placement Agents [Member] | Other Financing Cost [Member]
Financing Arrangements Expense	270,798
Placement Agents [Member] | Additional Paid-In Capital [Member]
Financing Arrangements Expense	435,713
Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Debt Conversion, Converted Instrument, Shares Issued (in shares)	25,000
Warrants Exercise Period	5 years
Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Debt Conversion, Converted Instrument, Shares Issued (in shares)	25,000
Entity Minimum Volume Weighted Average Price Effect On Exercise Warrants	$ 0.75
January 2012 Financing [Member]
Stock Units Issued During Period	172.118
Proceeds From Issuance Of Stock Units	2,377,950
Proceeds From Conversion Of Convertible Debentures	1,925,000
Warrants Issued During Period To Purchase Common Stock	4,302,950
Stock Units Issued Upon Conversion Of Convertible Debt Purchase Price	25,000
January 2012 Financing [Member] | Placement Agents [Member]
Warrants Issued During Period To Purchase Common Stock	235,295
March 2012 Financing [Member]
Stock Units Issued During Period	92.5926
Warrants Issued During Period To Purchase Common Stock	2,314,815
March 2012 Financing [Member] | Placement Agents [Member]
Warrants Issued During Period To Purchase Common Stock	231,482
Financing Arrangements [Member]
Warrants Exercise Period	7 years
Percentage Of Shares Issuable Upon Excercise Of Warrants	10.00%
Warrants Exercise Price (in dollars per share)	$ 1.25
Financing Arrangements [Member] | Placement Agents [Member]
Payment For Commission	466,777
Percentage Of Commission Paid	8.00%
Percentage Of Non Accountable Expenses	2.00%
Warrants Issued During Period To Purchase Common Stock	466,777
Financing Arrangements [Member] | Class A Warrant [Member]
Warrants Not Settleable In Cash Fair Value Disclosure	2,549,684		2,549,684
Warrants Exercise Price (in dollars per share)	$ 1.25
Financing Arrangements [Member] | Agent Warrants [Member]
Warrants Not Settleable In Cash Fair Value Disclosure	212,235		212,235
December 2012 Financing [Member]
Stock Units Issued During Period	6,404,167
Proceeds From Issuance Of Stock Units	1,615,000
December 2012 Financing [Member] | Convertible Debentures Converted To Units [Member]
Debt Conversion Converted Instrument Discount Price Percentage	25.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	236,667
December 2012 Financing [Member] | Placement Agents [Member]
Stock Units Issued During Period	2,500,000
Proceeds From Issuance Of Stock Units	1,000,000
Payment For Commission	$ 70,000
Percentage Of Commission Paid	7.00%
December 2012 Financing [Member] | Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
December 2012 Financing [Member] | Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
December 2012 Financing [Member] | Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Period	5 years
Warrants Exercise Price (in dollars per share)	$ 0.6
December 2012 Financing [Member] | Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Period	1 year
Warrants Exercise Price (in dollars per share)	$ 0.4